Performance Management - Federated Hermes Global Allocation Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information with broad-based securities market indexes. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Global Allocation Fund – A Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 15.48% (quarter ended June 30, 2020). Its lowest quarterly return was (15.57)% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s R6 class commenced operations on June 29, 2016. For the period prior to the commencement of operations for the R6 class, the R6 class performance information shown below is for the Fund’s A class. The performance of the Fund’s A class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the periods prior to commencement of operations of the R6 class and to reflect the differences in sales loads and charges imposed on the purchase and redemption of the Fund’s A and R6 class. The Fund’s R6 class would have annual returns substantially similar to those of the A class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on the Fund returns. After-tax returns are shown only for the A class, and after-tax returns for C, R, IS and R6 classes will differ from those shown for A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2025)
Performance Table Does Reflect Sales Loads	The performance of the A class has been adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the periods prior to commencement of operations of the R6 class and to reflect the differences in sales loads and charges imposed on the purchase and redemption of the Fund’s A and R6 class.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the A class, and after-tax returns for C, R, IS and R6 classes will differ from those shown for A class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020